Finance costs	12 Months Ended
Dec. 31, 2024
Finance costs [Abstract]
Finance costs
10.	Finance costs

	2024	2023	2022
	A$’000	A$’000	A$’000
Unwind of discount	29,245	12,774	6,287
Interest expense on lease liabilities	745	636	277
Convertible bond interest expense	6,419	-	-
Interest expense	82	148	46
Bank fees	445	206	83
Finance costs	36,936	13,772	6,693

The Group recognized an unwind of discount on convertible bonds of $13,773,000 (2023: $Nil, 2022: $Nil), contingent consideration liabilities of $14,738,000 (2023: $11,394,000, 2022: $4,957,000), provisions of $383,000 (2023: $419,000, 2022: $252,000) and contract liabilities of $711,000 (2023: $969,000, 2022: $1,078,000).